Related Party Balance and Transactions (Tables)	12 Months Ended
Mar. 31, 2026
Related Party Transactions [Abstract]
Schedule of due to a related party

As of March 31, 2026 and 2025, the balances of amounts due to a related party were as follows:

	As of March 31,
	2026	2025
	USD	USD
Due to a related party
Mr. Chi Kin Kelvin Yeung (a)	39,767	157,257

Total(1)	39,767	157,257

(1)	The balance represented the advances from a director. The amount was unsecured, interest-free and repayable on demand.

Schedule of related party transactions

	For the years ended March 31,
	2026	2025	2024
	USD	USD	USD
Substructure service revenue from a related party
Tak Wan Construction & Drilling Co., Limited (b)	-	-	60,407
Total	-	-	60,407

Repayment to a related party
Mr. Chi Kin Kelvin Yeung (a)	103,205	6,700	230,769

Total	103,205	6,700	230,769